Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2026 and December 31, 2025 were as follows:

		June 30, 2026		December 31, 2025
(in $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents (1)	Level 1	34.8	34.8	32.4	32.4
Liabilities
Current portion of long-term debt (2)(3)	Level 2	26.6	26.6	26.1	26.1
Long-term debt (2)(3)	Level 2	703.7	661.0	716.3	674.5

(1) All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Thus, carrying value is a reasonable estimate of fair value.

(2) Fair value of current portion of long-term debt and long-term debt have been corroborated using discounted cash flow model and market interest rates as of June 30, 2026 and December 31, 2025.

(3) Our debt obligations are recorded at amortized cost in the Unaudited Consolidated Balance Sheets. The amounts presented in the table are gross of deferred finance charges amounting to $10.1 million (of which $2.5 million is classified as current) and $11.4 million (of which $2.5 million is classified as current) as of June 30, 2026 and December 31, 2025, respectively.